SMALLCAP World Fund®
Investment portfolio
December 31, 2025
unaudited

Common stocks 96.37% Industrials 25.95%	Shares	Value (000)
Comfort Systems USA, Inc.	1,159,201	$1,081,871
Diploma PLC (a)	10,369,406	740,054
Bombardier, Inc., Class B (b)	3,262,578	555,034
ATI, Inc. (b)	4,393,829	504,236
Arcosa, Inc. (a)	3,923,602	417,157
Crane Co.	2,258,528	416,540
CSW Industrials, Inc. (a)	1,275,365	374,358
Casella Waste Systems, Inc., Class A (b)	3,551,096	347,794
IMI PLC	10,269,704	342,380
Babcock International Group PLC	20,032,933	333,454
International Container Terminal Services, Inc.	34,119,756	327,149
BELIMO Holding AG (c)	326,187	317,613
VSE Corp. (a)	1,836,962	317,372
FTAI Aviation, Ltd.	1,554,184	305,941
Saia, Inc. (b)	929,570	303,523
Enpro, Inc. (a)	1,401,604	300,125
Modine Manufacturing Co. (b)	2,185,752	291,820
Federal Signal Corp.	2,549,352	276,834
SPX Technologies, Inc. (b)	1,356,956	271,473
Kadant, Inc. (a)	942,197	268,545
Interpump Group SpA (c)	4,667,383	255,589
Cleanaway Waste Management, Ltd. (a)	147,062,903	253,534
SPIE SA	4,295,881	247,282
XPO, Inc. (b)	1,700,684	231,140
Carel Industries SpA (a)(c)	7,628,825	219,685
AZZ, Inc. (a)	2,009,812	215,412
NICHIAS Corp. (a)(c)	4,575,800	198,092
First Advantage Corp. (a)(b)(c)	13,434,418	195,202
Addtech AB, Class B (c)	5,442,314	193,401
UL Solutions, Inc., Class A	2,401,952	189,418
Adecco Group AG (c)	6,270,918	182,183
Armstrong World Industries, Inc.	926,349	177,025
CBIZ, Inc. (a)(b)	3,488,615	176,001
NKT AS (b)	1,406,169	175,789
ESCO Technologies, Inc.	899,328	175,720
Oshkosh Corp.	1,385,739	174,090
Karman Holdings, Inc. (b)(c)	2,323,661	170,022
Everus Construction Group, Inc. (b)	1,935,774	165,625
SWCC Corp. (a)(c)	2,465,858	163,166
SiteOne Landscape Supply, Inc. (b)	1,303,471	162,360
Takasago Thermal Engineering Co., Ltd. (c)	5,687,524	161,230
Robert Half, Inc. (a)	5,885,750	159,857
Lifco AB, Class B (c)	4,195,000	158,539
Japan Elevator Service Holdings Co., Ltd. (a)(c)	14,032,600	155,829
Applied Industrial Technologies, Inc.	593,851	152,483
Weir Group PLC (The)	3,978,926	151,862
SMALLCAP World Fund — Page 1 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Moog, Inc., Class A	610,179	$148,609
Hub Group, Inc., Class A	3,465,688	147,673
Trelleborg AB, Class B	3,484,993	147,473
AAON, Inc. (c)	1,885,845	143,796
Howden Joinery Group PLC	12,911,121	143,767
Alaska Air Group, Inc. (b)	2,831,662	142,433
Nexans SA	965,742	142,018
Bloom Energy Corp., Class A (b)	1,616,379	140,447
Enerpac Tool Group Corp., Class A (a)	3,605,977	137,893
Volution Group PLC (a)	15,855,357	137,854
Rumo SA	50,786,647	135,666
Simpson Manufacturing Co., Inc.	836,008	134,990
Alliance Laundry Holdings, Inc. (b)	6,437,638	131,006
Cadre Holdings, Inc. (a)	3,163,824	129,211
Badger Infrastructure Solutions, Ltd. (a)	2,357,852	125,627
ICF International, Inc. (a)	1,470,825	125,461
QinetiQ Group PLC	20,909,395	123,784
Montana Aerospace AG (a)(b)	3,458,664	122,467
Copa Holdings SA, Class A	1,008,945	121,689
Valmet OYJ (c)	3,611,185	119,566
Neway Valve (Suzhou) Co., Ltd., Class A	16,096,304	119,456
Qantas Airways, Ltd.	17,131,673	118,190
Hensoldt AG (c)	1,361,975	117,698
VAT Group AG (c)	231,276	111,058
Visional, Inc. (b)	1,664,046	106,423
Inox Wind, Ltd. (b)	76,142,427	104,656
Sterling Infrastructure, Inc. (b)	339,095	103,841
Masco Corp.	1,625,000	103,122
Herc Holdings, Inc.	680,762	101,011
Astronics Corp. (b)	1,849,886	100,338
KEI Industries, Ltd.	2,007,514	99,628
Grafton Group PLC	7,441,185	93,561
Construction Partners, Inc., Class A (b)	856,696	92,994
Huber + Suhner AG	512,500	92,724
Cenergy Holdings SA	5,180,464	91,235
Loar Holdings, Inc. (b)	1,340,072	91,125
PFISTERER Holding SE (a)(b)	999,290	90,195
IMCD NV (c)	978,238	88,996
FTI Consulting, Inc. (b)	512,947	87,627
AFRY AB, Class B (c)	5,230,694	84,947
Hammond Power Solutions, Inc., Class A (c)	730,120	84,834
AQ Group AB	3,932,585	83,878
Kandenko Co., Ltd.	2,460,900	79,085
Builders FirstSource, Inc. (b)	760,228	78,220
Matson, Inc.	633,097	78,219
Graco, Inc.	954,000	78,199
BayCurrent, Inc. (c)	1,827,530	75,663
INVISIO Communications AB (a)(c)	2,626,322	74,764
Arcadis NV, non-registered shares (c)	1,769,793	73,582
Chemring Group PLC	11,329,028	71,867
Sinfonia Technology Co., Ltd. (c)	1,233,046	71,582
MDA Space, Ltd. (b)	3,677,125	71,370
dormakaba Holding AG	876,880	70,905
Boyd Group, Inc.	233,127	37,137
Boyd Group, Inc. (CAD denominated) (c)	194,318	30,953
SMALLCAP World Fund — Page 2 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Watsco, Inc.	200,000	$67,390
McGrath RentCorp	622,214	65,289
Upwork, Inc. (b)	3,288,860	65,185
CECO Environmental Corp. (b)	1,055,080	63,147
Mader Group, Ltd. (a)	12,090,174	61,477
ESAB Corp.	549,710	61,414
WESCO International, Inc.	249,081	60,935
Instalco AB (a)(c)	21,306,655	59,897
Trinity Industries, Inc.	2,260,364	59,764
Shaily Engineering Plastics, Ltd. (a)	2,338,792	58,867
Advanced Drainage Systems, Inc.	406,025	58,805
AirTAC International Group	1,874,000	55,467
Tecnoglass, Inc.	1,093,255	55,013
Bilfinger SE	433,434	54,703
Tetra Tech, Inc.	1,585,673	53,183
APi Group Corp. (b)	1,361,656	52,097
Meidensha Corp.	1,422,200	50,668
Limbach Holdings, Inc. (a)(b)	645,288	50,236
Morgan Sindall Group PLC	796,919	49,961
R&S Group Holding AG (a)	2,506,856	49,937
Localiza Rent a Car SA, ordinary nominative shares	5,904,337	46,564
Localiza Rent a Car SA (b)	227,089	1,720
MYR Group, Inc. (b)	219,175	47,890
Engcon AB, Class B	5,080,843	45,719
Beijer Alma AB, Class B	1,400,000	45,199
Fluidra SA, non-registered shares	1,635,257	44,514
BWX Technologies, Inc.	250,845	43,356
Rosebank Industries PLC (b)	9,138,000	43,093
Ventia Services Group Pty, Ltd.	10,875,736	43,060
SATS, Ltd.	13,472,700	39,855
Motiva Infraestrutura de Mobilidade SA	13,729,048	37,571
Sweco AB, Class B	2,164,926	35,445
Storskogen Group AB, Class B (c)	25,765,022	32,759
Kingspan Group PLC	376,909	32,569
FUJI Corp. (c)	1,347,500	31,370
Fiverr International, Ltd. (b)	1,518,959	30,015
Karnell Group AB (b)	3,739,000	29,373
CAE, Inc. (b)	964,743	29,338
DO & CO AG, non-registered shares	118,791	28,853
Beijer Ref AB, Class B (c)	1,783,220	28,688
Takuma Co., Ltd.	1,803,700	28,539
Generac Holdings, Inc. (b)	207,989	28,363
Willscot Holdings Corp., Class A	1,500,000	28,245
Melrose Industries PLC	3,561,312	28,019
Indutrade AB (c)	1,080,000	27,992
Voyager Technologies, Inc., Class A (b)(c)	1,033,158	27,007
Firefly Aerospace, Inc. (b)(c)	1,205,209	26,961
IndiaMart InterMesh, Ltd.	1,071,835	26,515
Reliance Worldwide Corp., Ltd.	9,870,400	25,338
MonotaRO Co., Ltd. (c)	1,511,100	24,269
Arteche Lantegi Elkartea SA	916,655	24,220
Zehnder Group AG	232,223	23,906
Tkms AG & Co. KGaA (b)(c)	305,525	23,652
Harmonic Drive Systems, Inc. (c)	966,293	23,369
Aequs, Ltd. (b)	10,803,360	16,526
SMALLCAP World Fund — Page 3 of 29

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Aequs, Ltd. (b)(d)	4,032,240	$6,168
RENK Group AG	360,710	22,586
Byrna Technologies, Inc. (a)(b)(c)	1,307,518	21,953
Huaming Power Equipment Co., Ltd., Class A	6,022,418	21,522
Worthington Enterprises, Inc.	416,654	21,487
Powell Industries, Inc. (c)	64,947	20,704
easyJet PLC	3,000,000	20,562
Harbin Electric Co., Ltd., Class H	9,604,000	20,361
Einride AB (a)(b)(e)(f)	537,500	10,997
Einride AB (EUR denominated) (a)(b)(e)(f)	438,277	8,967
Zedcor, Inc. (b)(c)	4,298,000	19,728
Kajaria Ceramics, Ltd.	1,817,401	19,584
Bravida Holding AB	1,949,198	18,997
Richelieu Hardware Ltd.	654,800	18,873
SINOPEC Engineering (Group) Co., Ltd., Class H	19,045,000	18,745
MSA Safety, Inc.	112,841	18,070
InPost SA (b)(c)	1,411,873	17,294
Huron Consulting Group, Inc. (b)	98,443	17,022
Grupa Pracuj SA	1,300,000	16,761
Downer EDI, Ltd.	3,060,969	16,195
Oswal Pumps, Ltd. (b)	2,446,745	14,350
LIG Nex1 Co., Ltd. (b)	44,537	12,927
Xometry, Inc., Class A (b)(c)	200,929	11,949
Stratasys, Ltd. (b)(c)	1,357,460	11,783
3D Systems Corp. (b)(c)	5,208,333	9,219
Voltronic Power Technology Corp.	137,000	4,234
		21,388,667
Financials 15.95%
Essent Group, Ltd. (a)	6,980,113	453,777
Affirm Holdings, Inc., Class A (b)	6,002,479	446,765
National Bank of Greece SA	25,658,221	390,816
360 ONE WAM, Ltd. (a)	29,144,417	384,861
Paymentus Holdings, Inc., Class A (b)	10,068,219	318,055
Glacier Bancorp, Inc. (a)	6,746,380	297,178
SLM Corp. (a)	10,296,395	278,620
SouthState Bank Corp.	2,915,476	274,375
RenaissanceRe Holdings, Ltd.	952,200	267,721
StepStone Group, Inc., Class A	3,562,901	228,631
Victory Capital Holdings, Inc., Class A (a)	3,328,141	209,972
AU Small Finance Bank, Ltd.	18,231,262	201,751
IIFL Finance, Ltd. (a)(b)	29,086,922	197,431
Porto Seguro SA	22,279,854	196,525
VZ Holding AG	1,019,253	191,188
Manappuram Finance, Ltd. (a)	54,669,136	187,643
Wintrust Financial Corp.	1,334,466	186,585
First American Financial Corp.	3,036,248	186,547
Stifel Financial Corp.	1,422,726	178,154
Gunma Bank, Ltd. (The) (c)	16,071,100	176,755
Janus Henderson Group PLC	3,671,757	174,666
Plus500, Ltd. (a)	3,557,678	173,647
Pluxee NV (c)	10,970,469	171,868
Cholamandalam Investment and Finance Co., Ltd.	9,023,373	170,511
Max Financial Services, Ltd. (b)	8,692,157	161,631
JB Financial Group Co., Ltd.	9,081,454	161,311
SMALLCAP World Fund — Page 4 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Baldwin Insurance Group, Inc. (The), Class A (b)(c)	6,454,354	$155,098
BNK Financial Group, Inc.	13,792,076	151,664
Eurobank SA	37,182,754	149,028
Nuvama Wealth Management, Ltd.	8,911,345	146,796
SiriusPoint, Ltd. (a)(b)	6,680,193	146,229
Banca Generali SpA	2,181,486	146,116
Home BancShares, Inc.	5,138,903	142,759
Skyward Specialty Insurance Group, Inc. (a)(b)	2,721,563	139,099
HDFC Asset Management Co., Ltd.	4,557,712	135,500
Marex Group PLC	3,488,093	133,803
Vontobel Holding AG (c)	1,644,495	132,951
Goosehead Insurance, Inc., Class A	1,688,000	124,321
Asia Commercial Joint Stock Bank	132,789,366	121,177
GQG Partners, Inc. (CDI)	103,179,557	120,162
Kyoto Financial Group, Inc. (c)	5,500,000	119,935
City Union Bank, Ltd.	36,608,696	118,472
AUB Group, Ltd.	5,752,309	118,167
IG Group Holdings PLC	6,152,033	109,052
Comerica, Inc.	1,248,950	108,571
Nova Ljubljanska Banka d.d. (GDR)	2,512,833	106,717
Lazard, Inc., Class A	2,182,474	105,981
PB Fintech, Ltd. (b)	5,215,583	105,942
Alpha Bank SA	24,000,000	100,928
Kinsale Capital Group, Inc.	257,620	100,760
Home First Finance Company India, Ltd. (a)	8,037,518	98,562
Discovery, Ltd.	7,064,444	97,150
First Interstate BancSystem, Inc., Class A	2,673,512	92,504
Euronext NV	585,333	87,854
Slide Insurance Holdings, Inc. (b)	4,483,180	87,332
Sprott, Inc.	881,716	86,363
Accelerant Holdings, Class A (b)(c)	5,238,094	85,643
Aptus Value Housing Finance India, Ltd. (a)	27,453,811	85,262
Nordnet AB	2,810,653	82,071
East West Bancorp, Inc.	721,680	81,110
Trupanion, Inc. (b)	2,090,480	78,121
FirstCash Holdings, Inc.	488,560	77,867
BFF Bank SpA (b)	6,878,737	76,397
Antin Infrastructure Partners SA (c)	5,753,967	76,254
Hokuhoku Financial Group, Inc.	2,583,100	75,383
Banco del Bajio SA	29,567,267	74,676
Norion Bank AB (b)	9,838,520	73,083
Hamilton Lane, Inc., Class A	534,202	71,749
EFG International AG (c)	2,750,000	65,748
BSE, Ltd.	2,219,334	65,003
OneMain Holdings, Inc.	962,145	64,993
flatexDEGIRO SE	1,467,400	62,885
L&T Finance, Ltd.	17,835,312	62,704
EZCORP, Inc., Class A, nonvoting shares (b)	3,093,146	60,069
RBL Bank Ltd.	16,868,187	59,383
Stewart Information Services Corp.	842,077	59,164
Evercore, Inc., Class A	166,790	56,750
Netwealth Group, Ltd.	3,319,665	56,491
Patria Investments, Ltd., Class A	3,552,362	56,447
Optima bank SA	6,079,764	54,945
Capitec Bank Holdings, Ltd.	218,781	54,940
SMALLCAP World Fund — Page 5 of 29

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Tikehau Capital SCA, non-registered shares (c)	2,861,823	$53,167
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	52,772
Neptune Insurance Holdings, Inc. (b)	1,800,500	52,503
First Merchants Corp.	1,346,300	50,459
Moelis & Co., Class A	719,000	49,424
Webster Financial Corp.	772,946	48,649
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	275,768	48,417
UP Fintech Holding, Ltd. (ADR) (b)	5,005,706	47,855
NMI Holdings, Inc. (b)	1,150,000	46,909
TMX Group, Ltd.	1,210,073	46,047
Pine Labs, Ltd. (b)(d)(f)	17,054,248	43,595
Root, Inc., Class A (b)	600,727	43,391
Figure Technology Solutions, Inc. (b)	1,058,893	43,245
Radian Group, Inc.	1,200,000	43,188
Swissquote Group Holding, Ltd.	66,940	40,636
Roko AB, Class B (b)(c)	207,519	38,807
National Securities Depository, Ltd.	3,243,402	38,348
P10, Inc., Class A (c)	3,790,553	37,185
Qualitas Controladora, SAB de CV (c)	3,500,000	36,278
Qualitas, Ltd. (a)	15,100,000	35,914
CVB Financial Corp.	1,905,778	35,447
Central Depository Services (India), Ltd.	2,199,032	35,322
Premium Group Co., Ltd. (a)(c)	2,799,300	34,683
PJT Partners, Inc., Class A	191,756	32,062
Aavas Financiers, Ltd. (b)	1,964,024	31,989
Regional, SAB de CV, Class A	3,997,738	31,671
WisdomTree, Inc. (c)	2,529,511	30,835
XP, Inc., Class A	1,867,000	30,563
Columbia Banking System, Inc.	1,063,800	29,733
Marqeta, Inc., Class A (b)	6,129,375	29,115
Artisan Partners Asset Management, Inc., Class A	705,000	28,722
TWFG, Inc., Class A (b)(c)	958,490	27,576
Pinnacle Investment Management Group, Ltd.	2,339,196	26,513
NOBA Bank Group AB (b)	2,050,000	26,168
NCR Atleos Corp. (b)	682,561	26,012
Yapi ve Kredi Bankasi AS (b)	30,000,000	25,381
Funding Circle Holdings PLC (b)(c)	14,713,073	24,832
Remitly Global, Inc. (b)	1,762,894	24,328
TMBThanachart Bank PCL, foreign registered shares	365,868,600	23,418
Haci A–mer Sabanci Holding AS	11,496,097	22,613
Houlihan Lokey, Inc., Class A	112,959	19,676
Linc AB (b)	2,358,208	17,844
Bridgepoint Group PLC	4,239,833	16,091
Redwood Trust, Inc. REIT	2,562,000	14,168
Generation Development Group, Ltd.	3,171,745	12,385
Warsaw Stock Exchange, Class B, non-registered shares (c)	617,928	11,187
KFin Technologies, Ltd.	635,355	7,648
		13,145,886
Information technology 15.32%
Lumentum Holdings, Inc. (b)	3,017,220	1,112,117
Kokusai Electric Corp. (a)(c)	18,169,029	634,191
MKS, Inc.	2,639,600	421,808
Impinj, Inc. (a)(b)	2,318,597	403,459
Fabrinet, non-registered shares (b)	827,966	376,956
SMALLCAP World Fund — Page 6 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Semtech Corp. (a)(b)	4,663,962	$343,687
Global Unichip Corp.	4,983,403	335,274
Jentech Precision Industrial Co., Ltd.	3,409,467	293,727
King Slide Works Co., Ltd.	2,374,983	282,236
eMemory Technology, Inc. (a)	5,121,082	279,581
Viavi Solutions, Inc. (a)(b)	15,620,410	278,356
Maruwa Co., Ltd. (a)(c)	964,943	260,939
Dexerials Corp. (a)(c)	15,484,500	260,361
CompoSecure, Inc., Class A (a)(b)(f)	9,815,992	176,005
CompoSecure, Inc., Class A (a)(b)	2,846,970	54,889
Unity Software, Inc. (b)	4,807,191	212,334
Lattice Semiconductor Corp. (b)	2,859,824	210,426
Q2 Holdings, Inc. (b)	2,835,505	204,610
MACOM Technology Solutions Holdings, Inc. (b)	1,180,473	202,191
Clearwater Analytics Holdings, Inc., Class A (b)	8,075,995	194,793
ASMPT, Ltd.	18,983,615	188,917
Celestica, Inc. (b)	630,248	186,308
Klaviyo, Inc., Class A (b)	5,728,772	186,013
Nova, Ltd. (b)	544,097	178,676
OSI Systems, Inc. (b)	674,343	171,998
Lagercrantz Group AB, Class B	7,262,339	166,464
Allegro MicroSystems, Inc. (b)	6,258,657	165,103
Credo Technology Group Holding, Ltd. (b)	1,087,614	156,497
Ncino, Inc. (a)(b)	5,849,489	149,981
Intapp, Inc. (b)	2,992,169	137,101
Rogers Corp. (a)(b)	1,371,374	125,577
VusionGroup (c)	526,428	125,557
RingCentral, Inc., Class A (b)	4,324,911	124,903
Kitron ASA (a)	17,267,251	124,416
Lumine Group, Inc., subordinate voting shares (b)(c)	6,205,284	122,700
Globant SA (b)	1,715,417	112,137
Softcat PLC	5,850,269	111,224
OBIC Business Consultants Co., Ltd.	1,853,700	100,092
Astera Labs, Inc. (b)	600,000	99,816
Rubrik, Inc., Class A (b)	1,281,667	98,022
Pegasystems, Inc.	1,636,924	97,757
Topicus.com, Inc., subordinate voting shares (b)	1,047,263	97,016
MongoDB, Inc., Class A (b)	229,488	96,314
Agilysys, Inc. (b)	785,610	93,362
Silicon Laboratories, Inc. (b)	695,240	90,868
PAR Technology Corp. (a)(b)(c)	2,495,270	90,528
Ralliant Corp.	1,652,364	84,122
Megaport, Ltd. (a)(b)	10,167,108	81,699
Cellebrite DI, Ltd. (b)	4,429,996	79,873
Kulicke and Soffa Industries, Inc.	1,744,923	79,499
Disco Corp.	255,900	78,917
Shibaura Mechatronics Corp.	627,500	76,108
Money Forward, Inc. (b)(c)	2,504,371	74,688
Via Transportation, Inc., Class A (b)	2,548,823	73,941
Netskope, Inc., Class A (b)	4,105,541	72,011
Nippon System Development Co., Ltd. (c)	3,121,600	69,056
Reply SpA	492,663	66,246
Amano Corp.	2,391,500	64,335
Riken Keiki Co., Ltd. (a)(c)	3,116,152	63,737
Monday.com, Ltd. (b)	405,134	59,782
SMALLCAP World Fund — Page 7 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tokyo Seimitsu Co., Ltd.	838,000	$59,256
Azbil Corp. (c)	6,077,300	55,242
Aixtron SE (c)	2,733,700	54,634
Flex, Ltd. (b)	864,808	52,252
HPSP Co., Ltd.	2,190,508	50,533
Vitec Software Group AB, Class B (c)	1,449,923	48,544
Guidewire Software, Inc. (b)	239,672	48,176
Appier Group, Inc. (a)(c)	6,832,600	46,909
Dynavox Group AB (b)(c)	4,225,000	46,694
Lotes Co., Ltd.	1,129,000	46,301
Cognex Corp.	1,280,272	46,064
Power Integrations, Inc.	1,262,854	44,882
Okta, Inc., Class A (b)	500,000	43,235
Soitec (b)(c)	1,586,426	42,886
INFICON Holding AG (c)	336,470	41,619
Riskified, Ltd., Class A (b)	8,313,598	41,319
Vontier Corp.	1,100,000	40,898
Nayax, Ltd. (b)	800,052	40,472
Nemetschek SE	339,710	37,042
Bechtle AG, non-registered shares (c)	716,884	36,805
Elite Material Co., Ltd.	679,000	35,219
Ingram Micro Holding Corp. (c)	1,617,257	34,512
Kinaxis, Inc. (b)	260,388	32,835
Insight Enterprises, Inc. (b)	395,647	32,233
GitLab, Inc., Class A (b)	849,257	31,873
Progress Software Corp. (b)	722,081	31,021
SHIFT, Inc. (b)(c)	4,937,900	30,987
MARA Holdings, Inc. (b)(c)	3,371,939	30,280
Accton Technology Corp.	803,000	30,077
ServiceTitan, Inc., Class A (b)	273,439	29,121
AAC Technologies Holdings, Inc.	5,565,831	27,809
SINBON Electronics Co., Ltd.	4,546,092	27,804
Cipher Mining, Inc. (b)(c)	1,789,458	26,412
Commvault Systems, Inc. (b)	209,538	26,268
Crane NXT, Co.	550,000	25,888
Codan, Ltd.	1,314,344	24,830
Technoprobe SpA (b)(c)	1,659,013	23,491
Domo, Inc., Class B (b)	2,674,581	22,547
Freee K.K. (b)(c)	1,153,400	22,015
Presight AI Holding PLC (b)	22,956,500	20,506
FIT Hon Teng, Ltd. (b)(c)	31,924,000	20,096
Kaynes Technology India, Ltd. (b)	446,921	20,028
Rorze Corp. (c)	1,277,900	18,388
Dock, Ltd. (b)(e)(f)	4,318,937	18,183
Novanta, Inc. (b)	134,552	16,010
EPAM Systems, Inc. (b)	71,760	14,702
Wolfspeed, Inc. (b)(c)	750,921	13,074
NCAB Group AB (b)(c)	2,385,584	12,380
Coforge, Ltd.	612,703	11,339
Itron, Inc. (b)	112,638	10,460
Hexaware Technologies, Ltd.	1,127,468	9,599
Noventiq Holdings PLC (GDR) (a)(b)(e)(g)	17,110,290	6,125
Noventiq Holdings PLC (GDR) (a)(b)(e)	16,060	6
Bitdeer Technologies Group, Class A (b)(c)	486,525	5,454
Patreon, Inc., Class B (b)(e)(f)	189,951	1,899
SMALLCAP World Fund — Page 8 of 29

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Foursquare Labs, Inc., Series A (b)(e)(f)	1,970,385	$1,261
SmartCraft ASA, Class A (b)	482,099	1,196
Yotpo, Ltd. (b)(e)(f)	2,620,102	1,022
Tarana Wireless, Inc., Class C (b)(e)	862,071	922
		12,630,936
Consumer discretionary 14.59%
TopBuild Corp. (a)(b)	2,067,684	862,617
Dollarama, Inc.	5,010,000	748,790
CAVA Group, Inc. (a)(b)(c)	7,006,768	411,227
Cavco Industries, Inc. (a)(b)	660,036	389,910
Wayfair, Inc., Class A (b)	3,624,194	363,905
Light & Wonder, Inc. CHESS Depositary Interest (b)	2,992,768	313,903
Games Workshop Group PLC	1,212,576	307,761
Lottomatica Group SpA	10,947,513	287,285
Entain PLC	25,705,456	264,696
Toll Brothers, Inc.	1,927,000	260,569
Patrick Industries, Inc. (a)(c)	2,325,583	252,163
Global-E Online, Ltd. (b)	6,098,763	239,742
Wyndham Hotels & Resorts, Inc.	3,123,051	235,978
Floor & Decor Holdings, Inc., Class A (b)	3,696,348	225,071
Tube Investments of India, Ltd.	7,463,082	217,097
Metaplanet, Inc. (a)(b)	79,808,250	202,755
Champion Homes, Inc. (b)	2,375,212	200,705
KB Home	2,957,918	166,856
Five Below, Inc. (b)	885,288	166,753
Wingstop, Inc.	698,060	166,480
Brinker International, Inc. (b)	1,133,626	162,698
BRP, Inc.	2,245,332	158,762
Ollies Bargain Outlet Holdings, Inc. (b)	1,394,005	152,797
Polaris, Inc.	2,405,834	152,169
Bright Horizons Family Solutions, Inc. (b)	1,461,977	148,244
Thor Industries, Inc.	1,411,059	144,873
LKQ Corp.	4,463,044	134,784
Meritage Homes Corp.	1,987,850	130,801
Churchill Downs, Inc.	1,123,087	127,785
DraftKings, Inc., Class A (b)	3,697,452	127,414
Moncler SpA	1,849,594	118,875
Inchcape PLC	11,284,463	116,977
Food & Life Cos., Ltd.	2,300,900	116,639
Caesars Entertainment, Inc. (b)	4,973,089	116,321
Cairn Homes PLC (GBP denominated) (a)	33,610,400	80,726
Cairn Homes PLC (EUR denominated) (a)	14,578,933	35,502
Wynn Resorts, Ltd.	941,200	113,255
Lennar Corp., Class A	1,058,458	108,809
Lennar Corp., Class B	21,169	2,014
Installed Building Products, Inc.	405,654	105,223
Acushnet Holdings Corp.	1,300,000	103,766
Jumbo SA	3,135,031	103,003
Norwegian Cruise Line Holdings, Ltd. (b)	4,598,100	102,630
B&M European Value Retail SA	45,039,820	102,479
MakeMyTrip, Ltd. (b)(c)	1,105,057	90,747
Century Communities, Inc. (a)	1,512,000	89,737
Dominos Pizza Enterprises, Ltd. (a)	6,280,650	87,868
Adtalem Global Education, Inc. (b)	807,026	83,503
SMALLCAP World Fund — Page 9 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sega Sammy Holdings, Inc. (c)	4,989,300	$78,007
Kontoor Brands, Inc.	1,276,410	77,976
Berkeley Group Holdings PLC	1,463,642	76,882
Watches of Switzerland Group PLC (a)(b)	12,096,098	76,813
Steven Madden, Ltd.	1,817,167	75,667
Domino’s Pizza, Inc.	176,500	73,569
DPC Dash, Ltd. (a)(b)	7,789,786	71,579
tonies SE, Class A (b)(c)	5,729,172	70,365
Guzman y Gomez, Ltd.	4,786,967	69,080
Vibra Energia SA	13,716,707	64,505
Grand Canyon Education, Inc. (b)	385,605	64,130
Brunello Cucinelli SpA (c)	532,326	61,256
Genda, Inc. (a)(b)(c)	13,590,200	60,734
Zalando SE, non-registered shares (b)	2,028,664	60,233
Rusta AB (c)	6,372,700	59,650
JVCKENWOOD Corp.	7,547,100	57,895
Darden Restaurants, Inc.	303,300	55,813
ThredUp, Inc., Class A (b)	8,707,600	55,642
Vail Resorts, Inc. (c)	406,888	54,035
Aditya Vision, Ltd. (a)	9,866,779	53,597
Yonex Co., Ltd. (c)	2,513,700	53,310
Cartrade Tech, Ltd. (b)	1,565,495	49,228
Temple & Webster Group, Ltd. (b)	5,268,455	47,814
Peloton Interactive, Inc., Class A (b)	7,742,528	47,694
MRF, Ltd.	27,565	46,882
Tsuburaya Fields Holdings, Inc. (a)(c)	3,891,900	46,118
Evolution AB	650,000	44,236
VF Corp.	2,380,695	43,043
IDP Education, Ltd.	10,989,580	42,284
Navan, Inc. (b)	2,433,100	41,557
Zhejiang Weixing Industrial Development Co., Ltd., Class A	26,602,736	40,328
Smartfit Escola de Ginastica e Danca SA	9,506,499	40,201
Camping World Holdings, Inc., Class A	3,765,445	36,638
RH (b)(c)	201,734	36,141
Puuilo OYJ	2,409,305	35,788
Winnebago Industries, Inc.	850,825	34,475
Beazer Homes USA, Inc. (a)(b)	1,659,813	33,644
Central Automotive Products, Ltd.	2,723,400	32,772
AcadeMedia AB (publ)	3,000,000	32,237
OneSpaWorld Holdings, Ltd.	1,528,664	31,704
Domino’s Pizza Group PLC	12,744,979	29,790
YETI Holdings, Inc. (b)	641,400	28,331
Belrise Industries, Ltd.	13,656,269	28,180
Savers Value Village, Inc. (b)	2,962,953	27,674
FPT Digital Retail Joint Stock Co. (b)	4,503,800	25,607
AUTO1 Group SE (b)(c)	792,188	25,399
Amber Enterprises India, Ltd. (b)	345,077	24,527
Murphy USA, Inc.	60,000	24,211
Sankyo Co., Ltd.	1,459,100	23,684
Coats Group PLC	20,031,496	22,695
Physicswallah, Ltd. (b)	7,948,021	11,744
Physicswallah, Ltd. (b)(d)	7,099,066	10,490
Boot Barn Holdings, Inc. (b)	124,310	21,937
Whirlpool Corp. (c)	291,517	21,030
MIPS AB (c)	543,100	20,703
SMALLCAP World Fund — Page 10 of 29

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Pattern Group, Inc., Class A (b)	1,750,000	$20,195
HUMAN MADE, Inc. (b)(c)	739,900	19,815
Pool Corp.	82,506	18,873
Bath & Body Works, Inc.	916,443	18,402
Malibu Boats, Inc., Class A (b)	605,273	17,075
Barratt Redrow PLC	3,315,285	16,986
Nien Made Enterprise Co., Ltd.	1,382,018	15,830
StockX, Inc. (b)(e)(f)	161,790	4,886
Fox Factory Holding Corp. (b)	281,096	4,810
Groupe Dynamite, Inc. (c)	73,200	4,409
OneWater Marine, Inc., Class A (b)(c)	229,256	2,481
Brilliant Earth Group, Inc., Class A	1,052,309	1,842
BNN Technology PLC (a)(b)(e)	19,007,000	— (h)
		12,027,792
Health care 9.93%
Ionis Pharmaceuticals, Inc. (b)	4,219,888	333,835
Max Healthcare Institute, Ltd.	28,232,391	328,333
NewAmsterdam Pharma Co. NV (a)(b)(c)	8,596,080	301,550
Laurus Labs, Ltd.	20,620,943	254,019
Zealand Pharma AS (b)	3,460,005	251,796
Ensign Group, Inc. (The)	1,314,665	229,015
Insulet Corp. (b)	694,376	197,369
Krystal Biotech, Inc. (b)	752,244	185,458
Xenon Pharmaceuticals, Inc. (a)(b)	4,052,645	181,640
Molina Healthcare, Inc. (b)	1,027,679	178,343
Insmed, Inc. (b)	977,932	170,199
IDEAYA Biosciences, Inc. (a)(b)	4,792,824	165,688
Carl Zeiss Meditec AG, non-registered shares (c)	3,401,687	159,715
Glaukos Corp. (b)	1,362,403	153,829
Addus HomeCare Corp. (a)(b)	1,344,112	144,344
Ottobock SE & Co. KGaA (b)	1,750,000	133,873
Bio-Rad Laboratories, Inc., Class A (b)	439,629	133,203
Penumbra, Inc. (b)	412,644	128,295
Ascendis Pharma AS (ADR) (b)	579,165	123,501
Spyre Therapeutics, Inc. (b)	3,692,713	120,973
Asker Healthcare Group AB (b)(c)	12,233,515	112,041
Ambu AS, Class B, non-registered shares	8,062,096	111,144
Kymera Therapeutics, Inc. (b)	1,388,859	108,067
Rhythm Pharmaceuticals, Inc. (b)	987,853	105,740
Rapport Therapeutics, Inc. (a)(b)	3,123,982	94,782
Rapport Therapeutics, Inc. (a)(b)	278,547	8,451
ADMA Biologics, Inc. (b)	5,296,884	96,615
InSilico Medicine Cayman TopCo (b)(d)	13,568,160	64,749
InSilico Medicine Cayman TopCo (b)	6,459,813	30,827
Gubra AS (a)(c)	1,147,000	92,627
DexCom, Inc. (b)	1,384,000	91,856
Natera, Inc. (b)	396,421	90,816
Exact Sciences Corp. (b)	890,000	90,388
CRISPR Therapeutics AG (b)(c)	1,647,885	86,415
Jazz Pharmaceuticals PLC (b)	500,000	85,000
Bio-Techne Corp.	1,440,517	84,717
iRhythm Technologies, Inc. (b)	463,814	82,299
Camurus AB (b)	1,228,245	81,815
Vitrolife AB (c)	5,409,368	80,475
SMALLCAP World Fund — Page 11 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
KRKA, dd, Novo mesto	335,262	$79,937
Guardant Health, Inc. (b)	772,356	78,888
BONESUPPORT Holding AB (a)(b)(c)	3,802,826	77,211
Cytokinetics, Inc. (b)	1,178,780	74,900
Masimo Corp. (b)	565,540	73,554
Siegfried Holding AG	777,944	72,817
Aster DM Healthcare, Ltd.	10,058,750	69,044
Innovent Biologics, Inc. (b)	6,938,500	67,616
Doximity, Inc., Class A (b)	1,385,674	61,358
AddLife AB, Class B (c)	3,477,855	60,067
Vimian Group AB (publ) (b)(c)	18,142,100	59,500
Encompass Health Corp.	534,531	56,735
Classys, Inc.	1,485,618	55,986
BridgeBio Pharma, Inc. (b)	730,924	55,908
Teleflex, Inc.	455,825	55,629
SAI Life Sciences, Ltd. (b)	5,458,706	55,182
Alnylam Pharmaceuticals, Inc. (b)	137,700	54,756
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	54,461
Establishment Labs Holdings, Inc. (b)(c)	722,169	52,632
Asahi Intecc Co., Ltd.	2,744,730	51,419
Ypsomed Holding AG (c)	124,100	51,180
GeneDx Holdings Corp., Class A (b)	393,150	51,133
Globus Medical, Inc., Class A (b)	574,500	50,160
Halozyme Therapeutics, Inc. (b)	745,157	50,149
Scholar Rock Holding Corp. (b)	1,128,752	49,722
Phreesia, Inc. (b)	2,851,536	48,248
Elanco Animal Health, Inc. (b)(c)	2,078,888	47,045
AbCellera Biologics, Inc. (b)(c)	13,361,096	45,695
Shanghai Conant Optical Co., Ltd., Class H (c)	6,562,500	45,534
KalVista Pharmaceuticals, Inc. (a)(b)(c)	2,808,583	45,359
Hims & Hers Health, Inc., Class A (b)(c)	1,392,300	45,208
Dr. Lal PathLabs, Ltd.	2,668,442	44,018
Terns Pharmaceuticals, Inc. (b)	1,060,000	42,824
Mineralys Therapeutics, Inc. (b)	1,163,290	42,216
Alignment Healthcare, Inc. (b)	2,056,404	40,614
Poly Medicure, Ltd.	2,042,979	40,319
Indegene, Ltd.	6,800,439	39,385
Genus PLC	1,124,730	39,165
Denali Therapeutics, Inc. (b)	2,309,009	38,122
Duality Biotherapeutics, Inc. (b)(c)	960,200	36,591
SCHOTT Pharma AG & Co. KGaA, non-registered shares (c)	1,950,869	34,531
CONMED Corp.	801,295	32,533
Prestige Consumer Healthcare, Inc. (b)	507,849	31,329
Inhibrx Biosciences, Inc. (b)(c)	380,217	30,037
Centessa Pharmaceuticals PLC (ADR) (b)	1,136,910	28,434
TransMedics Group, Inc. (b)	227,441	27,668
Onesource Specialty Pharma, Ltd. (b)	1,307,826	26,345
Glenmark Pharmaceuticals, Ltd.	1,153,115	26,111
AS ONE Corp. (c)	1,685,700	25,906
Kry International AB (b)(e)	918,277	24,800
10x Genomics, Inc., Class A (b)	1,452,300	23,687
Medincell SA (b)	755,318	22,215
Legend Biotech Corp. (ADR) (b)	899,946	19,565
Agios Pharmaceuticals, Inc. (b)	703,865	19,159
Certara, Inc. (b)	2,160,079	19,030
SMALLCAP World Fund — Page 12 of 29

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Enliven Therapeutics, Inc. (b)(c)	1,166,077	$17,958
Vicore Pharma Holding AB (b)	13,694,420	16,797
Biohaven, Ltd. (b)	1,418,175	16,011
Vaxcyte, Inc. (b)	328,468	15,156
BillionToOne, Inc., Class A (b)	178,000	14,568
ChemoMetec A/S	133,394	14,275
Waystar Holding Corp. (b)	435,300	14,256
Uniphar PLC	2,902,087	12,003
Nanobiotix SA (b)(c)	516,974	11,880
Apogee Therapeutics, Inc. (b)	127,618	9,633
Soleno Therapeutics, Inc. (b)	145,522	6,738
Semler Scientific, Inc. (b)(c)	385,239	5,890
Nykode Therapeutics ASA (a)	17,038,219	4,085
		8,184,689
Materials 5.22%
Lundin Mining Corp.	21,402,475	460,000
Royal Gold, Inc.	1,487,259	330,603
Resonac Holdings Co., Ltd. (c)	7,478,767	312,344
APL Apollo Tubes, Ltd. (a)	14,257,854	303,649
Celanese Corp. (a)	5,967,752	252,317
Materion Corp. (a)	1,655,992	205,873
Sumitomo Bakelite Co., Ltd. (a)	5,832,700	192,531
SOL SpA	3,334,147	191,727
Knife River Corp. (b)	2,502,054	176,020
SigmaRoc PLC (a)(b)	89,188,362	152,013
Vicat SACA	1,561,232	138,796
Novagold Resources, Inc. (b)	12,333,000	114,944
Lundin Gold, Inc.	1,261,300	104,778
Yamato Kogyo Co., Ltd.	1,479,800	100,964
Montage Gold Corp. (b)	13,726,734	98,809
Louisiana-Pacific Corp.	1,163,497	93,964
Warrior Met Coal, Inc.	998,103	88,003
Dyno Nobel, Ltd.	38,033,146	81,226
Ramkrishna Forgings, Ltd. (a)	13,652,426	79,623
Element Solutions, Inc.	3,060,450	76,481
Chugoku Marine Paints, Ltd. (c)	2,632,900	74,340
Hawkins, Inc.	477,985	67,903
James Hardie Industries PLC (b)	3,114,408	64,624
Acerinox SA	3,798,568	56,271
Asahi Yukizai Corp. (a)(c)	1,407,500	48,462
Titan SA	692,843	42,679
Mitsui Kinzoku Co., Ltd.	367,465	41,511
G Mining Ventures Corp. (b)	1,163,990	35,186
Alcoa Corp.	611,995	32,521
Osaka Soda Co., Ltd. (c)	2,287,000	31,651
Cabot Corp.	414,462	27,471
Umicore SA	1,278,123	26,675
Mayr-Melnhof Karton AG, non-registered shares (c)	224,825	24,529
H.B. Fuller Co.	396,860	23,597
Hill & Smith PLC	763,480	21,924
Sibanye Stillwater, Ltd. (b)	6,002,602	21,622
Huhtamaki OYJ	594,630	20,723
Arkema SA	310,809	19,014
AlzChem Group AG (c)	97,147	17,618
SMALLCAP World Fund — Page 13 of 29

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Fujimi, Inc.	1,043,600	$15,822
Perpetua Resources Corp. (b)	545,454	13,205
Southern Cross Gold Consolidated, Ltd. (b)	1,559,273	12,031
Myers Industries, Inc.	302,928	5,671
Wacker Chemie AG (c)	69,288	5,645
		4,305,360
Consumer staples 2.78%
Raia Drogasil SA, ordinary nominative shares	72,288,863	310,050
BBB Foods, Inc., Class A (b)	6,671,623	222,765
e.l.f. Beauty, Inc. (b)	2,418,174	183,878
Universal Robina Corp. (a)	138,128,549	157,594
Kotobuki Spirits Co., Ltd. (a)(c)	11,206,515	131,241
Yamazaki Baking Co., Ltd. (c)	5,981,000	125,961
Lamb Weston Holdings, Inc.	2,500,000	104,725
Fever-Tree Drinks PLC (a)	9,401,181	103,946
BJ’s Wholesale Club Holdings, Inc. (b)	1,106,224	99,593
Freshpet, Inc. (b)	1,587,691	96,738
Performance Food Group Co. (b)	928,000	83,446
Redcare Pharmacy NV, non-registered shares (b)(c)	983,173	75,147
Emmi AG (c)	77,572	71,961
Royal Unibrew A/S (c)	725,612	65,582
Lion Corp. (c)	5,982,801	63,153
Barry Callebaut AG (c)	32,934	54,125
Celsius Holdings, Inc. (b)	1,074,845	49,163
Radico Khaitan, Ltd.	1,339,842	49,130
Apotea Sverige AB (b)(c)	3,986,053	39,811
Fresh Del Monte Produce, Inc.	1,028,000	36,628
Tilaknager Industries, Ltd. (d)	6,550,000	33,345
Century Pacific Food, Inc.	49,093,000	32,453
United Spirits, Ltd.	1,627,094	26,137
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	11,719,793	24,992
AAK AB (c)	819,898	23,486
PT Cisarua Mountain Dairy Tbk	54,885,700	18,591
Varun Beverages, Ltd.	1,229,746	6,697
		2,290,338
Communication services 2.28%
Nippon Television Holdings, Inc. (a)	20,184,201	489,410
Magnite, Inc. (a)(b)	11,490,688	186,494
Stubhub Holdings, Inc., Class A (b)(c)	11,075,577	149,853
Indosat Tbk PT	774,046,204	107,688
Kadokawa Corp. (c)	5,305,100	107,635
New York Times Co., Class A	1,500,000	104,130
Springer Nature AG & Co. KGaA, non-registered shares (c)	3,953,980	88,865
HYBE Co., Ltd.	300,000	68,401
Rightmove PLC	8,806,413	61,567
LG Uplus Corp.	5,360,162	54,744
JCDecaux SE	2,992,357	54,273
Helios Towers PLC (b)	22,213,759	49,127
Trustpilot Group PLC (a)(b)	21,602,297	47,870
TIM SA	11,634,529	45,524
Hemnet Group AB (c)	1,742,590	32,716
Vend Marketplaces ASA	978,755	27,080
Zegona Communications PLC	1,233,000	22,983
SMALLCAP World Fund — Page 14 of 29

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Hacksaw AB (b)(c)	3,260,146	$22,458
Baltic Classifieds Group PLC	7,820,532	21,396
Frontier Communications Parent, Inc. (b)	517,869	19,715
Future PLC	2,689,045	19,090
Bharti Hexacom, Ltd.	900,184	18,245
SMG Swiss Marketplace Group AG (b)	390,816	17,899
MTN Group, Ltd.	1,458,066	14,900
Ovzon AB (b)	2,606,753	12,063
JYP Entertainment Corp. (b)	187,736	9,411
Starz Entertainment Corp. (b)	787,242	9,211
CTS Eventim AG & Co. KGaA	99,690	9,151
Boyaa Interactive International, Ltd. (c)	11,787,000	5,129
		1,877,028
Energy 1.89%
Weatherford International (a)	3,657,374	286,226
CNX Resources Corp. (b)	4,239,650	155,892
Vallourec SA (c)	8,446,350	155,362
Cactus, Inc., Class A	2,926,467	133,681
Viper Energy, Inc., Class A	3,375,927	130,412
Secure Waste Infrastructure Corp. (c)	9,492,680	119,441
Sable Offshore Corp. (a)(b)(c)(f)	7,363,633	66,420
Sable Offshore Corp. (a)(b)	4,228,774	38,144
Vista Energy, SAB de CV, Class A (ADR) (b)	1,979,519	96,323
Transocean, Ltd. (b)	12,215,434	50,450
Topaz Energy Corp.	2,442,721	49,013
DT Midstream, Inc.	356,000	42,606
TerraVest Industries, Inc. (c)	339,793	40,727
Headwater Exploration, Inc. (c)	5,105,000	34,850
Friedrich Vorwerk Group SE (c)	354,908	34,034
Aegis Logistics Ltd.	3,769,301	30,069
Noble Corp. PLC, Class A	1,046,988	29,567
Pason Systems, Inc.	3,350,000	29,264
Aegis Vopak Terminals, Ltd. (b)	8,121,872	22,529
Savannah Energy PLC (a)(b)	115,149,433	10,929
		1,555,939
Real estate 1.81%
Charter Hall Group REIT	13,756,489	223,656
Embassy Office Parks REIT	37,973,068	184,016
Altus Group, Ltd. (a)	3,435,693	141,953
International Workplace Group PLC	29,232,823	90,531
Four Corners Property Trust, Inc. REIT	3,246,154	74,856
StorageVault Canada, Inc.	17,250,947	58,695
Phoenix Mills, Ltd. (The)	2,534,230	52,184
Compass, Inc., Class A (b)	4,748,742	50,194
Poly Property Services Co., Ltd., Class H	12,187,600	49,805
Mindspace Business Parks REIT	9,000,000	47,567
NTT DC REIT (b)	45,000,000	45,851
St. Joe Co.	752,795	44,693
Kasumigaseki Capital Co., Ltd. (c)	946,900	44,242
UMH Properties, Inc. REIT	2,607,487	41,485
Lodha Developers, Ltd.	3,328,369	39,307
Swedish Logistic Property AB, Class B (b)	8,639,069	38,776
Safestore Holdings PLC REIT	3,729,333	36,995
SMALLCAP World Fund — Page 15 of 29

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Zillow Group, Inc., Class C, nonvoting shares (b)	525,000	$35,816
Corp. Inmobiliaria Vesta, SAB de CV (c)	9,295,077	28,436
Fastighets AB Balder, Class B (b)	3,821,000	28,237
Colliers International Group, Inc. (c)	185,633	27,285
Prisma Properties AB (a)(b)	9,781,818	27,085
K-Fast Holding AB, Class B (a)(b)	18,183,928	25,514
Millrose Properties, Inc., Class A, REIT	539,813	16,124
SRE Holdings Corp. (c)	700,828	14,957
Genova Property Group AB (a)	2,626,731	11,411
RE / MAX Holdings, Inc., Class A (b)	1,500,000	11,385
		1,491,056
Utilities 0.65%
Talen Energy Corp. (b)	465,739	174,578
Black Hills Corp.	1,995,636	138,537
IDACORP, Inc.	712,528	90,177
SembCorp Industries, Ltd.	16,633,185	77,648
Nippon Gas Co., Ltd.	2,894,800	54,816
Mytrah Energy, Ltd. (a)(b)(e)	10,418,000	— (h)
		535,756
Total common stocks (cost: $52,658,419,000)		79,433,447
Preferred securities 0.95% Information technology 0.38%
PsiQuantum Corp., Series D, preferred shares (b)(e)(f)	1,334,542	54,885
PsiQuantum Corp., Series E, preferred shares (b)(e)(f)	1,215,769	50,000
Skyryse, Inc., Series B, preferred shares (a)(b)(e)(f)	1,649,110	44,566
Skyryse, Inc., Series C, preferred shares (a)(b)(e)(f)	925,096	25,000
Tekion Corp., Series B, preferred shares (b)(e)(f)	6,145,506	56,846
Tekion Corp., Series A, preferred shares (b)(e)(f)	340,980	3,154
SiFive, Inc., Series F, preferred shares (b)(e)(f)	3,451,632	29,347
ANDPAD, Inc., Series D, preferred shares (b)(e)(f)	459,413	25,870
Patreon, Inc., Series E, preferred shares (b)(e)(f)	698,208	6,982
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(e)(f)	163,096	1,631
Outreach Corp., Series G, preferred shares (b)(e)(f)	1,554,053	8,128
Yotpo, Ltd., Series F, preferred shares (b)(e)(f)	8,332,809	3,250
Yotpo, Ltd., Series B, preferred shares (b)(e)(f)	1,111,347	433
Yotpo, Ltd., Series C, preferred shares (b)(e)(f)	1,057,985	412
Yotpo, Ltd., Series A-1, preferred shares (b)(e)(f)	709,592	277
Yotpo, Ltd., Series A, preferred shares (b)(e)(f)	345,899	135
Yotpo, Ltd., Series C-1, preferred shares (b)(e)(f)	293,302	114
Yotpo, Ltd., Series D, preferred shares (b)(e)(f)	163,552	64
Yotpo, Ltd., Series B-1, preferred shares (b)(e)(f)	130,625	51
Kandou Holding SA, Series D, preferred shares (b)(e)(f)	4,400,000	1,100
		312,245
Industrials 0.29%
Zipline International, Inc. (b)(e)(f)	2,134,570	120,100
Zipline International, Inc., Series G, preferred shares (b)(e)(f)	1,192,000	67,067
Einride AB, Series B, preferred shares (a)(b)(e)(f)	1,334,588	27,306
Einride AB, Series A, preferred shares (a)(b)(e)(f)	11,990	245
SMALLCAP World Fund — Page 16 of 29

unaudited
Preferred securities (continued) Industrials (continued)	Shares	Value (000)
Workrise Technologies, Inc., Series E, preferred shares (b)(e)(f)	95,423	$15,923
Jungheinrich AG, nonvoting preferred shares	162,853	6,741
		237,382
Financials 0.13%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (b)(c)	3,980,985	57,326
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(e)(f)	13,618	56,230
		113,556
Health care 0.08%
Hemab APS (Hemab Therapeutics), Series C, preferred shares (a)(b)(e)(f)	98,087	30,000
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(e)(f)	1,785,714	22,054
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(e)(f)	1,531,102	12,408
		64,462
Real estate 0.06%
QuintoAndar, Ltd., Series E-1, preference shares (b)(e)(f)	244,733	49,089
Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares (b)(e)(f)	222,222	6,711
StockX, Inc., Series AA, preferred shares (b)(e)(f)	57,338	1,732
StockX, Inc., Series B, preferred shares (b)(e)(f)	3,094	93
		8,536
Total preferred securities (cost: $848,489,000)		785,270
Rights & warrants 0.00% Consumer discretionary 0.00%
Smartfit Escola de Ginastica e Danca SA, rights, expire 1/6/2026 (b)	300,513	164
Information technology 0.00%
Kandou Holding SA, warrants, expire 8/18/2028 (b)(e)(f)	2,257,143	— (h)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(e)(f)	1,163,990	— (h)
		— (h)
Total rights & warrants (cost: $0)		164
Convertible stocks 0.14% Utilities 0.05%
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares (f)	300,000	35,391
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares (f)	137,515	8,111
		43,502
Consumer discretionary 0.04%
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (a)(e)(f)	5,902,500	33,914
Information technology 0.03%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (e)(f)	14,888,589	15,922
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (e)(f)	1,234,727	1,320
SMALLCAP World Fund — Page 17 of 29

unaudited
Convertible stocks (continued) Information technology (continued)	Shares	Value (000)
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (e)(f)	935,103	$1,000
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (e)(f)	935,103	1,000
RealSelf, Inc., Series C, convertible preferred shares (a)(e)(f)	3,468,862	2,498
		21,740
Health care 0.02%
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (e)(f)	16,666,666	15,500
Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (e)(f)	1,427,680	942
Long Wall Co., Class A-8, noncumulative convertible preferred shares (e)(f)	881,856	582
		1,524
Total convertible stocks (cost: $158,679,000)		116,180
Convertible bonds & notes 0.06% Information technology 0.06%	Principal amount (000)
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (e)(f)(i)	USD25,314	32,558
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	5,997	8,913
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	2,307	3,429
		44,900
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 11/2/2025 (a)(e)(f)	2,000	2,000
Total convertible bonds & notes (cost: $36,426,000)		46,900
Bonds, notes & other debt instruments 0.01% Corporate bonds and notes 0.01% Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (i)(j)	9,072	7,303
Loans 0.00% Information technology 0.00%
Kandou Holding SA, Term Loan, 7.00% 3/31/2026 (e)(f)(k)	5,000	6,050
Total bonds, notes & other debt instruments (cost: $15,632,000)		13,353
Short-term securities 3.89% Money market investments 3.06%	Shares
Capital Group Central Cash Fund 3.79% (a)(l)	25,245,542	2,524,807
Money market investments purchased with collateral from securities on loan 0.83%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (l)(m)	95,400,000	95,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (l)(m)	93,857,039	93,857
Capital Group Central Cash Fund 3.79% (a)(l)(m)	904,483	90,457
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (l)(m)	88,600,000	88,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (l)(m)	88,600,000	88,600
SMALLCAP World Fund — Page 18 of 29

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (l)(m)	74,900,000	$74,900
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (l)(m)	54,500,000	54,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (l)(m)	54,500,000	54,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (l)(m)	40,900,000	40,900
		681,714
Total short-term securities (cost: $3,206,100,000)		3,206,521
Total investment securities 101.42% (cost: $56,923,745,000)		83,601,835
Other assets less liabilities (1.42)%		(1,173,892)
Net assets 100.00%		$82,427,943
Investments in affiliates (a)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 22.27%
Industrials 6.58%
Diploma PLC	$739,825	$—	$—	$—	$229	$740,054	$—
Arcosa, Inc.	358,666	9,715	—	—	48,776	417,157	191
CSW Industrials, Inc.	289,469	36,939	16,994	1,429	63,515	374,358	335
VSE Corp.	237,304	70,364	—	—	9,704	317,372	143
Enpro, Inc.	316,763	—	—	—	(16,638)	300,125	434
Kadant, Inc.	229,637	50,237	—	—	(11,329)	268,545	262
Cleanaway Waste Management, Ltd.	260,388	8,374	—	—	(15,228)	253,534	—
Carel Industries SpA (c)	202,614	—	2,572	554	19,089	219,685	—
AZZ, Inc.	214,031	4,785	—	—	(3,404)	215,412	392
NICHIAS Corp. (c)	173,593	—	1,772	51	26,220	198,092	—
First Advantage Corp. (b)(c)	194,748	10,513	—	—	(10,059)	195,202	—
CBIZ, Inc. (b)	184,757	—	—	—	(8,756)	176,001	—
SWCC Corp. (c)	129,558	—	—	—	33,608	163,166	173
Robert Half, Inc.	146,920	44,718	—	—	(31,781)	159,857	3,473
Japan Elevator Service Holdings Co., Ltd. (c)	178,106	—	—	—	(22,277)	155,829	—
Enerpac Tool Group Corp., Class A	147,845	—	—	—	(9,952)	137,893	144
Volution Group PLC	134,167	807	—	—	2,880	137,854	1,522
Cadre Holdings, Inc.	118,682	—	3,645	373	13,801	129,211	309
Badger Infrastructure Solutions, Ltd.	33,078	80,918	—	—	11,631	125,627	323
ICF International, Inc.	136,493	—	—	—	(11,032)	125,461	206
Montana Aerospace AG (b)	120,180	522	—	—	1,765	122,467	—
PFISTERER Holding SE (b)	77,089	7,281	—	—	5,825	90,195	—
INVISIO Communications AB (c)	87,032	6,015	4,974	(2,485)	(10,824)	74,764	—
Mader Group, Ltd.	69,409	—	3,055	685	(5,562)	61,477	—
Instalco AB (c)	56,213	1,499	—	—	2,185	59,897	—
Shaily Engineering Plastics, Ltd.	61,762	—	5,162	1,163	1,104	58,867	—
Limbach Holdings, Inc. (b)	62,670	—	—	—	(12,434)	50,236	—
R&S Group Holding AG	103,630	—	9,297	(2,007)	(42,389)	49,937	—
Byrna Technologies, Inc. (b)(c)	38,576	—	7,902	(2,663)	(6,058)	21,953	—
Einride AB (b)(e)(f)	22,720	—	—	—	(11,723)	10,997	—
Einride AB (EUR denominated) (b)(e)(f)	18,526	—	—	—	(9,559)	8,967	—
SMALLCAP World Fund — Page 19 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Karnell Group AB (b)(n)	$23,154	$—	$—	$—	$6,219	$—	$—
Sinfonia Technology Co., Ltd. (c)(n)	112,642	—	38,520	16,800	(19,340)	—	—
						5,420,192
Financials 3.30%
Essent Group, Ltd.	510,792	—	65,586	16,368	(7,797)	453,777	2,274
360 ONE WAM, Ltd.	336,122	—	—	—	48,739	384,861	1,990
Glacier Bancorp, Inc.	351,419	—	20,577	(3,187)	(30,477)	297,178	4,609
SLM Corp.	254,929	30,214	—	—	(6,523)	278,620	1,339
Victory Capital Holdings, Inc., Class A	215,530	—	—	—	(5,558)	209,972	1,631
IIFL Finance, Ltd. (b)	148,041	—	—	—	49,390	197,431	—
Manappuram Finance, Ltd.	172,895	—	—	—	14,748	187,643	308
Plus500, Ltd.	154,068	—	—	—	19,579	173,647	—
SiriusPoint, Ltd. (b)	108,540	14,865	—	—	22,824	146,229	—
Skyward Specialty Insurance Group, Inc. (b)	153,639	—	24,278	(3,116)	12,854	139,099	—
Home First Finance Company India, Ltd.	110,077	—	—	—	(11,515)	98,562	—
Aptus Value Housing Finance India, Ltd.	98,868	—	—	—	(13,606)	85,262	620
Qualitas, Ltd.	—	34,396	—	—	1,518	35,914	—
Premium Group Co., Ltd. (c)	40,811	—	—	—	(6,128)	34,683	—
AUB Group, Ltd. (n)	139,044	3,304	20,180	4,823	(8,824)	—	—
Baldwin Insurance Group, Inc. (The), Class A (b)(c)(n)	239,282	—	47,383	(51,899)	15,098	—	—
JB Financial Group Co., Ltd. (n)	200,860	—	53,776	18,004	(3,777)	—	1,320
JTC PLC (o)	171,679	—	165,341	46,912	(53,250)	—	—
						2,722,878
Information technology 4.10%
Kokusai Electric Corp. (c)	515,886	—	—	—	118,305	634,191	—
Impinj, Inc. (b)	419,086	—	—	—	(15,627)	403,459	—
Semtech Corp. (b)	307,260	36,601	12,551	378	11,999	343,687	—
eMemory Technology, Inc.	352,831	—	14,093	(1,762)	(57,395)	279,581	—
Viavi Solutions, Inc. (b)	189,785	10,807	—	—	77,764	278,356	—
Maruwa Co., Ltd. (c)	248,198	10,023	6,890	3,367	6,241	260,939	—
Dexerials Corp. (c)	238,364	—	—	—	21,997	260,361	—
CompoSecure, Inc., Class A (b)(f)	—	181,596	—	—	(5,591)	176,005	—
CompoSecure, Inc., Class A (b)	37,195	20,478	—	—	(2,784)	54,889	—
Ncino, Inc. (b)	212,216	—	49,556	(22,709)	10,030	149,981	—
Rogers Corp. (b)	88,187	22,727	—	—	14,663	125,577	—
Kitron ASA	92,935	7,603	—	—	23,878	124,416	—
PAR Technology Corp. (b)(c)	108,415	—	8,036	(6,043)	(3,808)	90,528	—
Megaport, Ltd. (b)	133,662	—	23,149	2,675	(31,489)	81,699	—
Riken Keiki Co., Ltd. (c)	65,848	—	—	—	(2,111)	63,737	—
Appier Group, Inc. (c)	85,768	—	10,539	(6,271)	(22,049)	46,909	98
Noventiq Holdings PLC (GDR) (b)(e)(g)	6,125	—	—	—	—	6,125	—
Noventiq Holdings PLC (GDR) (b)(e)	6	—	—	—	—	6	—
Alkami Technology, Inc. (b)(o)	135,727	—	109,063	11,721	(38,385)	—	—
Allegro MicroSystems, Inc. (b)(n)	279,956	—	90,108	10,215	(34,960)	—	—
Insight Enterprises, Inc. (b)(n)	183,605	—	121,728	(71,482)	41,838	—	—
Lumentum Holdings, Inc. (b)(n)	656,619	—	257,599	183,448	529,649	—	—
Netskope, Inc., Class A (b)(n)	89,870	3,197	—	—	(21,056)	—	—
						3,380,446
SMALLCAP World Fund — Page 20 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Consumer discretionary 3.34%
TopBuild Corp. (b)	$808,175	$—	$—	$—	$54,442	$862,617	$—
CAVA Group, Inc. (b)(c)	329,278	90,593	—	—	(8,644)	411,227	—
Cavco Industries, Inc. (b)	383,303	—	—	—	6,607	389,910	—
Patrick Industries, Inc. (c)	219,874	21,657	—	—	10,632	252,163	1,037
Metaplanet, Inc. (b)	238,060	50,732	—	—	(86,037)	202,755	—
Cairn Homes PLC (GBP denominated)	61,985	14,243	—	—	4,498	80,726	—
Cairn Homes PLC (EUR denominated)	32,795	—	—	—	2,707	35,502	—
Century Communities, Inc.	95,815	—	—	—	(6,078)	89,737	438
Dominos Pizza Enterprises, Ltd.	—	84,207	—	—	3,661	87,868	—
Watches of Switzerland Group PLC (b)	59,443	—	—	—	17,370	76,813	—
DPC Dash, Ltd. (b)	106,060	—	16,846	3,994	(21,629)	71,579	—
Genda, Inc. (b)(c)	80,594	—	—	—	(19,860)	60,734	—
Aditya Vision, Ltd.	62,786	—	—	—	(9,189)	53,597	—
Tsuburaya Fields Holdings, Inc. (c)	59,582	—	—	—	(13,464)	46,118	—
Beazer Homes USA, Inc. (b)	40,748	—	—	—	(7,104)	33,644	—
BNN Technology PLC (b)(e)	— (h)	—	—	—	— (h)	— (h)	—
Domino’s Pizza Group PLC (n)	70,410	—	30,271	(23,025)	12,676	—	—
						2,754,990
Health care 1.35%
NewAmsterdam Pharma Co. NV (b)(c)	244,472	—	—	—	57,078	301,550	—
Xenon Pharmaceuticals, Inc. (b)	153,581	9,886	—	—	18,173	181,640	—
IDEAYA Biosciences, Inc. (b)	159,712	—	36,659	10,562	32,073	165,688	—
Addus HomeCare Corp. (b)	128,525	29,978	—	—	(14,159)	144,344	—
Rapport Therapeutics, Inc. (b)	92,782	—	—	—	2,000	94,782	—
Rapport Therapeutics, Inc. (b)	8,273	—	—	—	178	8,451	—
Gubra AS (c)	76,841	—	6,599	1,333	21,052	92,627	—
BONESUPPORT Holding AB (b)(c)	155,211	—	25,751	9,568	(61,817)	77,211	—
KalVista Pharmaceuticals, Inc. (b)(c)	38,703	—	4,115	(161)	10,932	45,359	—
Nykode Therapeutics ASA	2,704	214	—	—	1,167	4,085	—
DiaSorin SpA (o)	142,395	—	114,651	(55,228)	27,484	—	—
Entero Healthcare Solutions, Ltd. (b)(o)	29,595	—	25,027	(9,378)	4,810	—	—
Phreesia, Inc. (b)(n)	73,732	—	5,488	(5,345)	(14,651)	—	—
Vicore Pharma Holding AB (b)(n)	16,663	1,996	—	—	(1,862)	—	—
						1,115,737
Materials 1.50%
APL Apollo Tubes, Ltd.	284,864	—	14,475	1,987	31,273	303,649	—
Celanese Corp.	210,864	42,067	1,030	(602)	1,018	252,317	160
Materion Corp.	200,060	—	—	—	5,813	205,873	232
Sumitomo Bakelite Co., Ltd.	195,744	—	—	—	(3,213)	192,531	—
SigmaRoc PLC (b)	144,659	—	—	—	7,354	152,013	—
Ramkrishna Forgings, Ltd.	82,986	—	—	—	(3,363)	79,623	—
Asahi Yukizai Corp. (c)	43,781	—	—	—	4,681	48,462	—
Sandstorm Gold, Ltd. (o)	297,928	—	292,246	161,305	(166,987)	—	—
TriMas Corp. (o)	111,673	3,646	94,232	(20,226)	(861)	—	118
						1,234,468
SMALLCAP World Fund — Page 21 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Consumer staples 0.48%
Universal Robina Corp.	$125,633	$43,056	$—	$—	$(11,095)	$157,594	$—
Kotobuki Spirits Co., Ltd. (c)	137,538	—	—	—	(6,297)	131,241	—
Fever-Tree Drinks PLC	110,379	—	—	—	(6,433)	103,946	—
Humble Group AB (b)(o)	27,086	—	26,262	(8,064)	7,240	—	—
						392,781
Communication services 0.88%
Nippon Television Holdings, Inc.	538,573	—	—	—	(49,163)	489,410	—
Magnite, Inc. (b)	134,721	78,450	—	—	(26,677)	186,494	—
Trustpilot Group PLC (b)	92,738	—	19,716	(10,686)	(14,466)	47,870	—
Baltic Classifieds Group PLC (n)	107,598	—	47,868	(6,091)	(32,243)	—	119
Hemnet Group AB (c)(n)	126,097	—	63,428	(9,709)	(20,244)	—	—
Starz Entertainment Corp. (b)(n)	19,690	—	6,240	(4,892)	653	—	—
						723,774
Energy 0.49%
Weatherford International	299,187	—	52,270	1,056	38,253	286,226	1,073
Sable Offshore Corp. (b)(c)(f)	—	40,500	—	—	25,920	66,420	—
Sable Offshore Corp. (b)	31,499	31,600	—	—	(24,955)	38,144	—
Savannah Energy PLC (b)	11,529	—	351	(1,588)	1,339	10,929	—
						401,719
Real estate 0.25%
Altus Group, Ltd.	119,295	22,550	—	—	108	141,953	376
Prisma Properties AB (b)	24,417	—	—	—	2,668	27,085	—
K-Fast Holding AB, Class B (b)	27,736	—	—	—	(2,222)	25,514	—
Genova Property Group AB	8,720	2,153	—	—	538	11,411	49
						205,963
Utilities 0.00%
Mytrah Energy, Ltd. (b)(e)	— (h)	—	—	—	— (h)	— (h)	—
Total common stocks						18,352,948
Preferred securities 0.24%
Information technology 0.09%
Skyryse, Inc., Series B, preferred shares (b)(e)(f)	44,566	—	—	—	—	44,566	—
Skyryse, Inc., Series C, preferred shares (b)(e)(f)	15,314	9,686	—	—	—	25,000	—
						69,566
Industrials 0.03%
Einride AB, Series B, preferred shares (b)(e)(f)	56,413	—	—	—	(29,107)	27,306	—
Einride AB, Series A, preferred shares (b)(e)(f)	507	—	—	—	(262)	245	—
						27,551
Financials 0.07%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (b)(e)(f)	55,093	—	—	—	1,137	56,230	—
SMALLCAP World Fund — Page 22 of 29

unaudited
Investments in affiliates (a) (continued)

	Value at 10/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Health care 0.05%
Hemab APS (Hemab Therapeutics), Series C, preferred shares (b)(e)(f)	$—	$30,000	$—	$—	$—	$30,000	$—
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (b)(e)(f)	12,408	—	—	—	—	12,408	—
						42,408
Total preferred securities						195,755
Convertible stocks 0.04%
Consumer discretionary 0.04%
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (e)(f)	—	33,836	—	—	78	33,914	—
Information technology 0.00%
RealSelf, Inc., Series C, convertible preferred shares (e)(f)	2,498	—	—	—	—	2,498	—
Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027 (o)	122,017	—	166,563	68,206	(23,660)	—	2,919
Total convertible stocks						36,412
Convertible bonds & notes 0.00%
Health care 0.00%
ClearNote Health, Inc., convertible notes, 8.00% 11/2/2025 (e)(f)	2,000	—	—	—	—	2,000	40
Short-term securities 3.17%
Money market investments 3.06%
Capital Group Central Cash Fund 3.79% (l)	3,106,660	2,037,818	2,620,216	376	169	2,524,807	29,570
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 3.79% (l)(m)	54,820	35,637 (p)				90,457	— (q)
Total short-term securities						2,615,264
Total 25.72%				$248,734	$376,650	$21,202,379	$58,227
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Zipline International, Inc. (b)(e)	12/3/2025	$120,100	$120,100	0.15%
Zipline International, Inc., Series G, preferred shares (b)(e)	6/7/2024	50,000	67,067	0.08
CompoSecure, Inc., Class A (a)(b)	12/24/2025	181,596	176,005	0.21
PsiQuantum Corp., Series D, preferred shares (b)(e)	5/28/2021	35,000	54,885	0.07
PsiQuantum Corp., Series E, preferred shares (b)(e)	8/29/2025	50,000	50,000	0.06
Skyryse, Inc., Series B, preferred shares (a)(b)(e)	10/21/2021	40,700	44,566	0.05
Skyryse, Inc., Series C, preferred shares (a)(b)(e)	9/16/2025-11/21/2025	25,000	25,000	0.03
Sable Offshore Corp. (a)(b)(c)	11/10/2025	40,500	66,420	0.08
Tekion Corp., Series B, preferred shares (b)(e)	8/20/2025	56,846	56,846	0.07
Tekion Corp., Series A, preferred shares (b)(e)	8/20/2025	3,154	3,154	0.00 (r)
PPRO Holding GmbH, Series B-1, 8.00% preferred shares (a)(b)(e)	1/28/2021	48,695	56,230	0.07
QuintoAndar, Ltd., Series E-1, preference shares (b)(e)	12/20/2021	50,000	49,089	0.06
SMALLCAP World Fund — Page 23 of 29

unaudited
Restricted securities (f) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series B, preferred shares (a)(b)(e)	3/23/2021-5/6/2021	$18,753	$27,306	0.03%
Einride AB (a)(b)(e)	7/14/2025	18,275	10,997	0.02
Einride AB (EUR denominated) (a)(b)(e)	7/16/2021-2/1/2023	10,542	8,967	0.01
Einride AB, Series A, preferred shares (a)(b)(e)	10/11/2021	311	245	0.00 (r)
Pine Labs, Ltd. (b)(d)	11/14/2025	50,000	43,595	0.05
TAE Technologies, Inc., Series 11, 4.00% perpetual cumulative convertible preferred shares	8/27/2024	26,493	35,391	0.04
TAE Technologies, Inc., Series 12, 4.00% perpetual convertible preferred shares	8/21/2024	6,412	8,111	0.01
Metaplanet Inc., Class B, 5.00% perpetual cumulative preferred shares (a)(e)	12/23/2025	33,836	33,914	0.04
PayClip, Inc., convertible notes, 4.50% PIK 12/15/2028 (e)(i)	5/29/2024-12/15/2025	27,225	32,558	0.04
Hemab APS (Hemab Therapeutics), Series C, preferred shares (a)(b)(e)	10/23/2025	30,000	30,000	0.04
SiFive, Inc., Series F, preferred shares (b)(e)	3/16/2022	25,000	29,347	0.04
ANDPAD, Inc., Series D, preferred shares (b)(e)	6/30/2022	19,506	25,870	0.03
Sail Biomedicines, Inc., Series B, 6.00% preferred shares (b)(e)	8/10/2021	50,000	22,054	0.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (e)	2/18/2022	12,179	15,922	0.02
Tarana Wireless, Inc., Series 8, noncumulative convertible preferred shares (e)	9/2/2025	1,320	1,320	0.00 (r)
Tarana Wireless, Inc., Series 7A, noncumulative convertible preferred shares (e)	9/2/2025	1,000	1,000	0.00 (r)
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (e)	9/2/2025	1,000	1,000	0.00 (r)
Dock, Ltd. (b)(e)	10/19/2020	26,000	18,183	0.02
Workrise Technologies, Inc., Series E, preferred shares (b)(e)	3/8/2021	40,000	15,923	0.02
Candid Therapeutics, Inc., Class B, noncumulative convertible preferred shares (e)	8/27/2024	20,000	15,500	0.02
ClearNote Health, Inc., Series C, 5.00% noncumulative preferred shares (a)(b)(e)	4/26/2021	15,101	12,408	0.02
ClearNote Health, Inc., convertible notes, 8.00% 11/2/2025 (a)(e)	12/1/2022	2,000	2,000	0.00 (r)
StockX, Inc., Series E-1, preferred shares (b)(e)	4/15/2021	20,000	6,711	0.01
StockX, Inc. (b)(e)	4/5/2021	14,682	4,886	0.01
StockX, Inc., Series AA, preferred shares (b)(e)	4/5/2021	5,203	1,732	0.00 (r)
StockX, Inc., Series B, preferred shares (b)(e)	4/5/2021	281	93	0.00 (r)
Patreon, Inc., Series E, preferred shares (b)(e)	9/1/2020	11,944	6,982	0.01
Patreon, Inc., Class B (b)(e)	10/26/2020-10/27/2020	3,255	1,899	0.00 (r)
Patreon, Inc., Series SEED, noncumulative preferred shares (b)(e)	9/16/2020	2,790	1,631	0.00 (r)
Outreach Corp., Series G, preferred shares (b)(e)	5/27/2021	45,482	8,128	0.01
Kandou Holding SA, Term Loan, 7.00% 3/31/2026 (e)(k)	8/20/2024	5,000	6,050	0.01
Kandou Holding SA, Series D, preferred shares (b)(e)	11/17/2021-8/18/2023	30,800	1,100	0.00 (r)
Kandou Holding SA, warrants, expire 8/18/2028 (b)(e)	8/18/2023	— (h)	— (h)	0.00 (r)
Yotpo, Ltd., Series F, preferred shares (b)(e)	2/25/2021	18,329	3,250	0.01
Yotpo, Ltd. (b)(e)	3/16/2021	5,475	1,022	0.00 (r)
Yotpo, Ltd., Series B, preferred shares (b)(e)	3/16/2021	2,322	433	0.00 (r)
Yotpo, Ltd., Series C, preferred shares (b)(e)	3/16/2021	2,211	412	0.00 (r)
Yotpo, Ltd., Series A-1, preferred shares (b)(e)	3/16/2021	1,483	277	0.00 (r)
Yotpo, Ltd., Series A, preferred shares (b)(e)	3/16/2021	723	135	0.00 (r)
Yotpo, Ltd., Series C-1, preferred shares (b)(e)	3/16/2021	613	114	0.00 (r)
Yotpo, Ltd., Series D, preferred shares (b)(e)	3/16/2021	341	64	0.00 (r)
SMALLCAP World Fund — Page 24 of 29

unaudited
Restricted securities (f) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series B-1, preferred shares (b)(e)	3/16/2021	$273	$51	0.00%(r)
RealSelf, Inc., Series C, convertible preferred shares (a)(e)	4/18/2018	19,000	2,498	0.00 (r)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (e)	12/14/2023	2,439	942	0.00 (r)
Long Wall Co., Class A-8, noncumulative convertible preferred shares (e)	3/24/2021	35,000	582	0.00 (r)
Foursquare Labs, Inc., Series A (b)(e)	12/3/2013	20,000	1,261	0.00 (r)
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033 (b)(e)	8/22/2014	— (h)	— (h)	0.00 (r)
Total		$1,384,190	$1,211,226	1.47%

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Non-income producing.
(c)	All or a portion of this security was on loan.
(d)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $158,347,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(e)	Value determined using significant unobservable inputs.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,554,000, which represented 0.01% of the net assets of the fund.

(h)	Amount less than one thousand.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Step bond; coupon rate may change at a later date.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,050,000, which represented 0.01% of the net assets of the fund.

(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Security purchased with cash collateral from securities on loan.
(n)	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2025. Refer to the investment portfolio for the security value at 12/31/2025.
(o)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(p)	Represents net activity.
(q)	Dividend income is included with securities lending income and is not shown in this table.
(r)	Amount less than 0.01%.
SMALLCAP World Fund — Page 25 of 29

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
SMALLCAP World Fund — Page 26 of 29

unaudited
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$12,289,224	$9,079,479	$19,964	$21,388,667
Financials	6,696,685	6,449,201	—	13,145,886
Information technology	7,745,047	4,856,471	29,418	12,630,936
Consumer discretionary	8,020,096	4,002,810	4,886	12,027,792
Health care	5,264,895	2,894,994	24,800	8,184,689
Materials	2,284,001	2,021,359	—	4,305,360
Consumer staples	901,928	1,388,410	—	2,290,338
Communication services	469,403	1,407,625	—	1,877,028
Energy	1,303,016	252,923	—	1,555,939
Real estate	530,922	960,134	—	1,491,056
Utilities	403,292	132,464	— *	535,756
Preferred securities	57,326	6,741	721,203	785,270
Rights & warrants	—	164	— *	164
Convertible stocks	—	43,502	72,678	116,180
Convertible bonds & notes	—	12,342	34,558	46,900
Bonds, notes & other debt instruments	—	7,303	6,050	13,353
Short-term securities	3,206,521	—	—	3,206,521
Total	$49,172,356	$33,515,922	$913,557	$83,601,835
*
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2025 (dollars in thousands):
	Beginning value at 10/1/2025	Transfers into Level 3†	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3†	Ending value at 12/31/2025
Investment securities	$904,654	$ —	$275,695	$(161,426)	$97	$(42,732)	$(62,731)	$913,557
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$(62,835)
†
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The table on the following page provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$79,068	Market compa- rables	EV/Sales multiple	2.0x - 4.4x	3.2x	Increase
			Discount to EV/Sales multiple	10%	10%	Decrease
			DLOM	15% - 20%	16%	Decrease
			Risk discount	10% - 30%	29%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	50%	50%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	$721,203	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 50%	26%	Decrease
		Discounted cash flow	WACC	12%	12%	Decrease
			Risk discount	96%	96%	Decrease
		Market compa- rables	EV/Sales multiple	2.9x - 10.0x	8.7x	Increase
			EV/Gross Profit multiple	12.3x - 14.0x	12.7x	Increase
			Net adjustment (decrease) based on movement of market comparables	4%	4%	Decrease
			Premium to EV/Gross Profit multiple	15%	15%	Increase
			DLOM	7% - 20%	9%	Decrease
			Risk discount	10% - 20%	12%	Decrease
Rights & warrants	$— [3]	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$72,678	Market compa- rables	EV/Sales multiple	1.7x	1.7x	Increase
			Net adjustment (decrease) based on movement of market comparables	23%	23%	Decrease
			DLOM	16%	16%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	5%	5%	Decrease
Convertible bonds & notes	$34,558	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10%	10%	Decrease
		Accreted value method	Redemption price	Not applicable	Not applicable	Not applicable
			Yield	15%	15%	Decrease
Bonds, notes & other debt instruments	$6,050	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
	$913,557
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
SMALLCAP World Fund — Page 28 of 29

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
DLOM = Discount for lack of marketability
EUR = Euros
EV = Enterprise value
GDP = British pounds
GDR = Global Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
USD = U.S. dollars
WACC = Weighted average cost of capital
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-035-0226
SMALLCAP World Fund — Page 29 of 29